                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 04/30

Date of reporting period: 01/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND

                                AT JAN. 31, 2009



JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (96.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.8%)
Spirit AeroSystems Holdings Cl A                        39,323(b)            $534,793
-------------------------------------------------------------------------------------


AIRLINES (1.2%)
AMR                                                     17,588(b)             104,473
Delta Air Lines                                         22,311(b)             153,946
US Airways Group                                        17,585(b)              99,707
                                                                      ---------------
Total                                                                         358,126
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.2%)
Bank of New York Mellon                                 14,224                366,126
-------------------------------------------------------------------------------------


CHEMICALS (2.9%)
Dow Chemical                                            21,213                245,859
EI du Pont de Nemours & Co                              25,953                595,881
                                                                      ---------------
Total                                                                         841,740
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.1%)
Ritchie Bros Auctioneers                                17,468(c)             320,712
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.3%)
Cisco Systems                                           44,133(b)             660,671
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.3%)
Hewlett-Packard                                         28,060                975,085
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (1.3%)
CEMEX ADR                                               47,563(b,c)           370,516
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                         52,017                342,272
CIT Group                                              153,101                427,152
                                                                      ---------------
Total                                                                         769,424
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
Qwest Communications Intl                              164,316                529,098
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.3%)
Cooper Inds Cl A                                        25,090                675,172
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (7.5%)
Baker Hughes                                            10,861                361,889
Cameron Intl                                            16,530(b)             382,835
Halliburton                                             16,223                279,847
Transocean                                              16,931(b,c)           924,770
Weatherford Intl                                        23,735(b)             261,797
                                                                      ---------------
Total                                                                       2,211,138
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.1%)
CVS Caremark                                            33,412                898,115
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                           22,095                401,908
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.3%)
Stanley Works                                           12,203                381,466
-------------------------------------------------------------------------------------


INSURANCE (8.7%)
ACE                                                     17,860(c)             779,767
Chubb                                                   19,025                810,084
Everest Re Group                                        11,197(c)             705,411
XL Capital Cl A                                         85,108(c)             246,813
                                                                      ---------------
Total                                                                       2,542,075
-------------------------------------------------------------------------------------


MACHINERY (10.4%)
Caterpillar                                             18,673                576,062
Deere & Co                                              15,370                533,954
Eaton                                                   20,035                881,940
Ingersoll-Rand Cl A                                     18,048(c)             292,558
Parker Hannifin                                         20,778                793,927
                                                                      ---------------
Total                                                                       3,078,441
-------------------------------------------------------------------------------------


MEDIA (3.4%)
Natl CineMedia                                          50,108                505,089
Regal Entertainment Group Cl A                          49,558                497,562
                                                                      ---------------
Total                                                                       1,002,651
-------------------------------------------------------------------------------------


METALS & MINING (3.2%)
Freeport-McMoRan Copper & Gold                          19,616                493,146
Nucor                                                   10,692                436,127
                                                                      ---------------
Total                                                                         929,273
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.8%)
Kohl's                                                  14,486(b)             531,781
-------------------------------------------------------------------------------------


MULTI-UTILITIES (2.0%)
Sempra Energy                                           13,480                590,963
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.1%)
Enbridge                                                18,622(c)             610,802
Southwestern Energy                                     26,421(b)             836,224
Suncor Energy                                           17,575(c)             338,319
                                                                      ---------------
Total                                                                       1,785,345
-------------------------------------------------------------------------------------


PHARMACEUTICALS (9.0%)
Abbott Laboratories                                      7,595                421,067
Bristol-Myers Squibb                                    27,828                595,797
Johnson & Johnson                                        9,018                520,248
Mylan                                                   96,688(b)           1,095,475
                                                                      ---------------
Total                                                                       2,632,587
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Intel                                                   50,233                648,006
Micron Technology                                       81,902(b)             304,675
                                                                      ---------------
Total                                                                         952,681
-------------------------------------------------------------------------------------


SOFTWARE (6.6%)
Microsoft                                               25,827                441,642
Oracle                                                  59,379(b)             999,349
Symantec                                                31,786(b)             487,279
                                                                      ---------------
Total                                                                       1,928,270
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (2.3%)
Bed Bath & Beyond                                       13,838(b)             321,457
Best Buy                                                12,142                340,219
                                                                      ---------------
Total                                                                         661,676
-------------------------------------------------------------------------------------


TOBACCO (5.0%)
Lorillard                                               19,007              1,130,157
Philip Morris Intl                                       8,823                327,774
                                                                      ---------------
Total                                                                       1,457,931
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $47,892,120)                                                       $28,387,764
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              1,131,040(d)          $1,131,040
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,131,040)                                                         $1,131,040
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $49,023,160)(e)                                                    $29,518,804
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT JAN. 31, 2009



                                                             EXPIRATION     NOTIONAL    UNREALIZED     UNREALIZED
COUNTERPARTY                 FUND RECEIVES     FUND PAYS        DATE         AMOUNT    APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Total return on   Floating     Nov. 25, 2009    $593,003          $--       $(175,007)
                            a custom basket   rate based
                            of airline        on 1-month
                            industry          LIBOR plus
                            securities        0.30%
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Total return on   Floating     Nov. 25, 2009     485,038       44,606              --
                            a custom basket   rate based
                            of securities     on 1-month
                            in the Dow        LIBOR plus
                            Jones U.S. Oil    0.30%
                            & Gas Index
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Total return on   Floating     Nov. 25, 2009     726,985       43,040              --
                            a custom basket   rate based
                            of securities     on 1-month
                            in the S&P        LIBOR plus
                            North American    0.30%
                            Technology
                            Semiconductor
                            Index
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Floating rate     Total        Nov. 25, 2009     566,296           --          (8,105)
                            based on 1-       return on
                            month LIBOR       a custom
                            less 0.65%        basket of
                                              securities
                                              in the S&P
                                              Small Cap
                                              600 Index
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Total return on   Floating     Nov. 25, 2009   1,082,669       36,621              --
                            a custom basket   rate based
                            of securities     on 1-month
                            in the Russell    LIBOR plus
                            1000 Growth       0.30%
                            Index
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Floating rate     Total        Nov. 25, 2009   1,267,876           --         (11,130)
                            based on 1-       return on
                            month LIBOR       a custom
                            less 0.65%        basket of
                                              securities
                                              in the Dow
                                              Jones U.S.
                                              Industria-
                                              ls Index
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Floating rate     Total        Nov. 25, 2009   1,427,205       20,997              --
                            based on 1-       return on
                            month LIBOR       a custom
                            less 0.65%        basket of
                                              consumer
                                              staples
                                              sector
                                              securities
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Total return on   Floating     Nov. 25, 2009     543,040       17,671              --
                            a custom basket   rate based
                            of securities     on 1-month
                            in the S&P 100    LIBOR plus
                            Index             0.30%
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Total return on   Floating     Nov. 25, 2009   1,175,026       39,167              --
                            a custom basket   rate based
                            of securities     on 1-month
                            in the            LIBOR plus
                            following         0.30%
                            sectors:
                            industrials,
                            energy,
                            information
                            technology,
                            financials,
                            consumer
                            discretionary,
                            health care,
                            consumer
                            staples,
                            materials,
                            utilities, and
                            telecommunicat-
                            ion services
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Floating rate     Total        Nov. 25, 2009     255,581           --         (32,968)
                            based on 1-       return on
                            month LIBOR       a custom
                            less 0.65%        basket of
                                              regional
                                              banking
                                              industry
                                              securities
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.   Floating rate     Total        Nov. 25, 2009   1,418,816           --         (17,633)
                            based on 1-       return on
                            month LIBOR       a custom
                            less 0.65%        basket of
                                              securities
                                              in the
                                              Utilities
                                              Select
                                              Sector
                                              Index
------------------------------------------------------------------------------------------------------------------
Total                                                                                    $202,102       $(244,843)
------------------------------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 15.7% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(e) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $49,023,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $37,000
     Unrealized depreciation                                                      (19,541,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(19,504,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $29,518,804             $--          $--        $29,518,804
Other financial instruments*                                  --         (42,741)          --            (42,741)

----------------------------------------------------------------------------------------------------------------
Total                                                $29,518,804        $(42,741)         $--        $29,476,063
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT JAN. 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE RETIREMENT PLUS 2010 FUND

                      RIVERSOURCE RETIREMENT PLUS 2015 FUND

                      RIVERSOURCE RETIREMENT PLUS 2020 FUND

                      RIVERSOURCE RETIREMENT PLUS 2025 FUND

                      RIVERSOURCE RETIREMENT PLUS 2030 FUND

                      RIVERSOURCE RETIREMENT PLUS 2035 FUND

                      RIVERSOURCE RETIREMENT PLUS 2040 FUND

                      RIVERSOURCE RETIREMENT PLUS 2045 FUND

                                AT JAN. 31, 2009



RiverSource Retirement Plus 2010 Fund

JAN. 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (50.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (4.8%)
RiverSource Disciplined International Equity
 Fund                                                   97,786               $478,172
-------------------------------------------------------------------------------------


U.S. LARGE CAP (38.9%)
RiverSource Disciplined Equity Fund                  1,071,329              3,856,784
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (6.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           122,700                631,906
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $8,352,051)                                                         $4,966,862
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             3,919                $23,829
-------------------------------------------------------------------------------------


HIGH YIELD (2.7%)
RiverSource High Yield Bond Fund                       131,396                264,106
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (4.4%)
RiverSource Inflation Protected Securities
 Fund                                                   46,499                437,552
-------------------------------------------------------------------------------------


INTERNATIONAL (7.7%)
RiverSource Emerging Markets Bond Fund                  97,931                759,947
-------------------------------------------------------------------------------------


INVESTMENT GRADE (16.7%)
RiverSource Diversified Bond Fund                      378,307              1,656,984
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,561,865)                                                         $3,142,418
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            50,805               $502,974
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $496,450)                                                             $502,974
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (13.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,338,384             $1,338,384
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,338,384)                                                         $1,338,384
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,748,750)(b)                                                     $9,950,638
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.


--------------------------------------------------------------------------------
1  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2010 Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $13,749,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $7,000
     Unrealized depreciation                                                      (3,805,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(3,798,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                   FAIR VALUE AT JAN. 31, 2009
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $9,950,638           $--             $--        $9,950,638








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2015 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (61.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (8.2%)
RiverSource Disciplined International Equity
 Fund                                                  301,659             $1,475,111
-------------------------------------------------------------------------------------


U.S. LARGE CAP (44.9%)
RiverSource Disciplined Equity Fund                  2,252,656              8,109,563
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (8.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           283,649              1,460,790
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $19,819,076)                                                       $11,045,464
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (26.1%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.2%)
RiverSource Global Bond Fund                             5,658                $34,401
-------------------------------------------------------------------------------------


HIGH YIELD (0.8%)
RiverSource High Yield Bond Fund                        74,944                150,637
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (5.9%)
RiverSource Inflation Protected Securities
 Fund                                                  112,269              1,056,455
-------------------------------------------------------------------------------------


INTERNATIONAL (7.2%)
RiverSource Emerging Markets Bond Fund                 168,589              1,308,253
-------------------------------------------------------------------------------------


INVESTMENT GRADE (12.0%)
RiverSource Diversified Bond Fund                      494,629              2,166,474
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,334,462)                                                         $4,716,220
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            93,967               $930,274
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $916,660)                                                             $930,274
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (7.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,385,560             $1,385,560
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,385,560)                                                         $1,385,560
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $27,455,758)(b)                                                    $18,077,518
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $27,456,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                         $14,000
     Unrealized depreciation                                                      (9,392,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(9,378,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $18,077,518          $--             $--        $18,077,518









--------------------------------------------------------------------------------
3  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2015 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2020 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (70.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (12.1%)
RiverSource Disciplined International Equity
 Fund                                                  486,738             $2,380,149
-------------------------------------------------------------------------------------


U.S. LARGE CAP (48.8%)
RiverSource Disciplined Equity Fund                  2,679,797              9,647,270
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (9.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           350,569              1,805,431
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $24,987,223)                                                       $13,832,850
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (23.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             4,565                $27,756
-------------------------------------------------------------------------------------


HIGH YIELD (0.2%)
RiverSource High Yield Bond Fund                        15,687                 31,531
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.5%)
RiverSource Inflation Protected Securities
 Fund                                                  135,956              1,279,342
-------------------------------------------------------------------------------------


INTERNATIONAL (6.8%)
RiverSource Emerging Markets Bond Fund                 173,880              1,349,310
-------------------------------------------------------------------------------------


INVESTMENT GRADE (9.4%)
RiverSource Diversified Bond Fund                      421,300              1,845,292
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $5,112,120)                                                         $4,533,231
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            71,863               $711,440
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $702,652)                                                             $711,440
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       709,004               $709,004
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $709,004)                                                             $709,004
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $31,510,999)(b)                                                    $19,786,525
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $31,511,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                           $9,000
     Unrealized depreciation                                                      (11,733,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(11,724,000)
     ----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $19,786,525          $--             $--        $19,786,525









--------------------------------------------------------------------------------
5  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2020 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings


--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2025 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (75.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.3%)
RiverSource Disciplined International Equity
 Fund                                                  549,961             $2,689,310
-------------------------------------------------------------------------------------


U.S. LARGE CAP (52.5%)
RiverSource Disciplined Equity Fund                  2,954,191             10,635,087
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (9.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           386,036              1,988,084
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $28,205,609)                                                       $15,312,481
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             3,427                $20,834
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        11,848                 23,813
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.1%)
RiverSource Inflation Protected Securities
 Fund                                                  173,597              1,633,549
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                 130,253              1,010,761
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.1%)
RiverSource Diversified Bond Fund                      189,632                830,589
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,977,758)                                                         $3,519,546
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            74,324               $735,810
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $727,644)                                                             $735,810
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       733,457               $733,457
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $733,457)                                                             $733,457
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $33,644,468)(b)                                                    $20,301,294
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $33,644,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                           $8,000
     Unrealized depreciation                                                      (13,351,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(13,343,000)
     ----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $20,301,294          $--             $--        $20,301,294









--------------------------------------------------------------------------------
7  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2025 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2030 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (75.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.7%)
RiverSource Disciplined International Equity
 Fund                                                  605,163             $2,959,246
-------------------------------------------------------------------------------------


U.S. LARGE CAP (51.8%)
RiverSource Disciplined Equity Fund                  3,119,424             11,229,927
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (9.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           412,709              2,125,450
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $28,856,897)                                                       $16,314,623
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             3,462                $21,050
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                        12,675                 25,477
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.1%)
RiverSource Inflation Protected Securities
 Fund                                                  187,459              1,763,988
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                 139,476              1,082,332
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.2%)
RiverSource Diversified Bond Fund                      209,172                916,173
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,243,313)                                                         $3,809,020
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            80,563               $797,578
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $788,879)                                                             $797,578
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       794,958               $794,958
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $794,958)                                                             $794,958
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $34,684,047)(b)                                                    $21,716,179
=====================================================================================




NOTES TO INVESTMENT IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $34,684,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                           $9,000
     Unrealized depreciation                                                      (12,977,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(12,968,000)
     ----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $21,716,179          $--             $--        $21,716,179









--------------------------------------------------------------------------------
9  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2030 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2035 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (75.7%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.6%)
RiverSource Disciplined International Equity
 Fund                                                  374,811             $1,832,823
-------------------------------------------------------------------------------------


U.S. LARGE CAP (52.3%)
RiverSource Disciplined Equity Fund                  1,965,028              7,074,101
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (9.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           257,965              1,328,518
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $18,561,153)                                                       $10,235,442
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             2,036                $12,378
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         7,890                 15,859
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.1%)
RiverSource Inflation Protected Securities
 Fund                                                  115,981              1,091,382
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                  87,241                676,994
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.1%)
RiverSource Diversified Bond Fund                      126,534                554,219
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,649,174)                                                         $2,350,832
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            49,781               $492,836
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $487,464)                                                             $492,836
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       490,442               $490,442
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $490,442)                                                             $490,442
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $22,188,233)(b)                                                    $13,569,552
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $22,188,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $5,000
     Unrealized depreciation                                                      (8,624,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(8,619,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $13,569,552          $--             $--        $13,569,552









--------------------------------------------------------------------------------
11  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2035 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2040 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (75.1%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.3%)
RiverSource Disciplined International Equity
 Fund                                                  227,950             $1,114,676
-------------------------------------------------------------------------------------


U.S. LARGE CAP (52.0%)
RiverSource Disciplined Equity Fund                  1,207,006              4,345,223
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (9.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           159,650                822,200
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,189,463)                                                        $6,282,099
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (18.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             1,602                 $9,738
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         4,885                  9,819
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.3%)
RiverSource Inflation Protected Securities
 Fund                                                   73,813                694,579
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                  53,740                417,019
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.5%)
RiverSource Diversified Bond Fund                       86,006                376,708
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,685,696)                                                         $1,507,863
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            30,950               $306,406
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $303,096)                                                             $306,406
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       303,362               $303,362
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $303,362)                                                             $303,362
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,481,617)(b)                                                     $8,399,730
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $13,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $3,000
     Unrealized depreciation                                                      (5,085,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(5,082,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                   FAIR VALUE AT JAN. 31, 2009
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $8,399,730           $--             $--        $8,399,730









--------------------------------------------------------------------------------
13  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2040 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Retirement Plus 2045 Fund
JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (75.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (13.0%)
RiverSource Disciplined International Equity
 Fund                                                  203,148               $993,396
-------------------------------------------------------------------------------------


U.S. LARGE CAP (53.0%)
RiverSource Disciplined Equity Fund                  1,124,916              4,049,698
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (9.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           146,078                752,304
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,903,244)                                                         $5,795,398
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (17.4%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.1%)
RiverSource Global Bond Fund                             1,715                $10,426
-------------------------------------------------------------------------------------


HIGH YIELD (0.1%)
RiverSource High Yield Bond Fund                         4,470                  8,984
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.0%)
RiverSource Inflation Protected Securities
 Fund                                                   65,223                613,744
-------------------------------------------------------------------------------------


INTERNATIONAL (5.0%)
RiverSource Emerging Markets Bond Fund                  48,972                380,025
-------------------------------------------------------------------------------------


INVESTMENT GRADE (4.2%)
RiverSource Diversified Bond Fund                       72,611                318,034
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,475,504)                                                         $1,331,213
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            28,374               $280,901
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $278,315)                                                             $280,901
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       277,611               $277,611
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $277,611)                                                             $277,611
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,934,674)(b)                                                     $7,685,123
=====================================================================================




NOTES TO INVESTMENTS OF AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2008.

(b) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $11,935,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $2,000
     Unrealized depreciation                                                      (4,252,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(4,250,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                   FAIR VALUE AT JAN. 31, 2009
                                                  -------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                      $7,685,123           $--             $--        $7,685,123









--------------------------------------------------------------------------------
15  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Retirement Plus 2045 Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT PLUS SERIES -- PORTFOLIO OF INVESTMENTS AT JAN. 31,
2009

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           RiverSource Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 31, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 31, 2009